Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	2010	2011
	Millions of yen
Telecommunications equipment to be sold and materials	¥151,075	¥157,318
Projects in progress	86,325	94,334
Supplies	41,469	63,331

Total	¥278,869	¥314,983